Shareholder Report, Holdings (Details)	May 31, 2024
C000142876 | Gulfport Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142876 | Old Republic International Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142876 | J M Smucker Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142876 | Wintrust Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142876 | Ford Motor Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142876 | Owens & Minor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142876 | Scotts Miracle-Gro Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | Wendy's International, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | Goodyear Tire & Rubber Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142876 | Hercules Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142876 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142876 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000142876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142876 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142876 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000142876 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000142876 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000142876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000142876 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	80.10%
C000142876 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000142876 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	5.20%
C000142876 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	11.10%
C000125620 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000125620 | Oil-Dri Corp of America
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125620 | Sprott, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125620 | Superior Group of Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125620 | LSI Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125620 | Ethan Allen Interiors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125620 | Compass Diversified Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125620 | Postal Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125620 | Escalade, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125620 | Rocky Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125620 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000125620 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125620 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000125620 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000125620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000125620 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125620 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000125620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000125620 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000125620 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	10.70%
C000125620 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000125620 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	82.40%
C000125620 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	5.90%
C000125617 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000125617 | Escalade, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125617 | Rocky Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125617 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125617 | United States Lime & Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125617 | Build-A-Bear Workshop, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125617 | Green Brick Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125617 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125617 | QEP Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125617 | Eastern Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125617 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000125617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000125617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000125617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000125617 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000125617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000125617 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.60%
C000125617 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	88.60%
C000125617 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.80%
C000106067 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106067 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106067 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106067 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106067 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106067 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106067 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106067 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106067 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106067 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106067 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000106067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106067 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000106067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000106067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000106067 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106067 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000106067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106067 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000106067 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000106067 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000106067 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	7.40%
C000106067 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	80.80%
C000106067 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	3.60%
C000106068 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106068 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106068 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106068 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106068 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106068 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106068 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106068 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106068 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106068 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106068 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106068 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106068 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000106068 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106068 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106068 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000106068 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000106068 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000106068 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106068 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000106068 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106068 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000106068 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000106068 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000106068 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000106068 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	7.40%
C000106068 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	80.80%
C000106068 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	3.60%
C000241410 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241410 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241410 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241410 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241410 | OSI Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241410 | VSE Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241410 | Alamo Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241410 | Skyline Champion Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241410 | US Silica Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241410 | Hackett Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241410 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241410 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241410 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241410 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000241410 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241410 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000241410 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241410 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241410 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000241410 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241410 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.20%
C000241410 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	88.80%
C000241410 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.00%
C000241411 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241411 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241411 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241411 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241411 | OSI Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241411 | VSE Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241411 | Alamo Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241411 | Skyline Champion Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241411 | US Silica Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241411 | Hackett Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241411 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241411 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241411 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241411 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000241411 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241411 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000241411 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241411 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241411 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000241411 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241411 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.20%
C000241411 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	88.80%
C000241411 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.00%